Intangible Assets Other Than Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Intangible assets other than goodwill
Payments made during the period to acquire intangible assets	$ 0	$ 10,200	$ 2,092
Payments made during the period to acquire intangible assets	6,800	0	0
Amortization expense	3,823	$ 3,822	$ 3,799
Two Companies
Intangible assets other than goodwill
Acquisition cost	17,000
Payments made during the period to acquire intangible assets	$ 6,800